INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX AND SOCIAL CONTRIBUTION
Schedule of Reconciliation of Income and Social Contribution Tax Expenses

a)      Income tax and social contribution expenses reconciliation

	December 31, 2022	December 31, 2021	December 31, 2020
Profit before taxes	2,702,471	6,250,876	1,990,961

Income tax and social contribution nominal rate (34%)	(918,840)	(2,125,298)	(676,927)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income) (i)	139,185	1,734,883	207,940
Differences in tax rates on earnings from operating profit(vii)	(16,973)	55,910	19,793
Granted income tax incentive	197,307	199,687	109,081
Share-based payment transactions	(73)	450	9,941
Interest on shareholders’ equity	(26,058)	(72,804)	(24,773)
Non-deductible expenses (donations, gifts, etc.)	(13,788)	(28,061)	(4,183)
Tax losses not recorded	(228,579)	(203,809)	(170,017)
ICMS benefit - extemporaneous tax credits (ii)	345,067	290,745	—
ICMS benefit - current period (iii)	242,694	118,107	—
Rate difference	446,293	5,577	—
Amortization of the effects on formation of joint venture (iv)	—	402,571	—
Goodwill amortization effect	1,271	1,271	1,271
Other (v)	(71,205)	66,355	25,207
Selic on indebtedness (vi)	22,103	—	—
Income tax and social contribution - current and deferred	118,404	445,584	(502,667)

Effective rate	(4.38)%	(7.13)%	25.25%

(i)Equity income of R$129,792 represents the amortization of Raízen's capital gain, which is considered a temporary difference.

(ii)During the year ended December 31, 2022, the indirect subsidiary Comgás recognized an extemporaneous credit in the amount of R$ 272,593 (R$240,251 principal and R$32,342 interest), used to offset against income tax, social contribution, PIS and COFINS payable overdue in the year, related to overpayments of income tax and social contribution, due to the non-taxation of the benefit of reducing the ICMS tax base in the State of São Paulo from 12% to 15% pursuant to art. 8 of Annex II of the ICMS Regulation, approved by State Decree No. 45,900 (“RICMS/SP”), as amended by State Decree No. 62,399/2016, in the years 2017, 2018 and 2019, when this benefit was not computed in the calculation of the Income tax and social contribution owed by the Company. The Company recognized these credits based on its best understanding of the subject, which was supported by the opinion of its external legal counsel, which considered all applicable case law. In addition, the Company considered all current accounting rules, which, when analyzed collectively, did not indicate any other accounting effect to be recognized.

(iii) Beginning January 1, 2021, the subsidiary Comgás changed its tax procedure by excluding the benefit of reduction in the ICMS calculation base, granted by the State of São Paulo, directly from the calculation of Income tax and social contribution for the current year.

(iv)Reversal of deferred income tax and social contribution obligations on the amortization of capital gains due to the gain recorded in the formation of Raízen.

(v) During the year ended December 31, 2021, the Company reversed deferred Income tax and social contribution totaling R$284,738 on put interest option in the investment operation involving Cosan Investimentos e Participações S.A. and the banks which are preferred shareholders, due to the liquidation of the put option.

(vi) Considering the effects of STF’s judgement on case RE No. 1,063,187, dated September 24, 2021, it was determined that certain financial effects related to a recovery in the event of a refund claim for excessive taxes should not form the basis of the Company's taxable income and the taxable income of its subsidiaries The total amount of credits appropriated in 2022 was of R$22,103.

(vii) Earnings from operating profit from overseas companies

Summary of Deferred Income Tax Assets and Liabilities

b)     Deferred income tax assets and liabilities

Below are presented the tax effects of temporary differences that give rise to significant parts of the Company's deferred tax assets and liabilities:

	December 31, 2022	December 31, 2021
Deferred tax assets from:
Income tax losses	2,244,654	1,739,847
Negative base of social contribution	809,556	627,860

Temporary differences
Foreign exchange variation - Loans and financing	1,701,529	1,667,500
Provision for lawsuits	204,303	222,454
Impairment provision (Rumo Malha Oeste)	34,469	34,704
Post-employment benefit obligation	152,373	160,082
Provisions for uncertain tax credits and tax losses	31,880	21,747
Provision for non-recoverability of taxes	70,815	67,760
Share-based payment transactions	82,480	50,114
Lease	167,962	189,890
Unrealized loss with derivatives	674,554	—
Provisions for profit sharing	124,833	98,224
Business combination – fixed assets	36,535	24,318
Business combination – intangible assets	119,060	111,590
Selic on indebtedness	100,264	100,369
Other temporary differences	581,059	342,307
Other	507,151	232,647
Total	7,643,477	5,691,413

Deferred tax liabilities from:
Temporary differences
Useful life review	(401,926)	(350,110)
Business combination – fixed assets	(76,263)	(40,294)
Tax goodwill	(359,100)	(397,239)
Unrealized income with derivatives	(226,243)	(1,028,058)
Fair value adjustment on debts	(548,726)	(126,174)
Marketable securities	(1,150,916)	(62,593)
Investment properties	(391,382)	(100,197)
Capitalized interest	(108,616)	(44,563)
Effects on the formation of joint venture	(106,254)	(602,673)
Business combination - fixed/intangible assets	(4,486,211)	(3,492,345)
Post-employment obligations	(4,594)	—
Lease	(11,797)	(3,219)
Provisions	(79,092)	(11,427)
Other	(687,601)	(198,949)
Total	(8,638,721)	(6,457,841)

Total deferred taxes recorded	(995,244)	(766,428)

Deferred tax assets	4,474,124	3,051,628
Deferred tax liabilities	(5,469,368)	(3,818,056)
Total deferred, net	(995,244)	(766,428)

Summary of Changes in Deferred Tax

c)      Changes in deferred income tax

Assets:
	Tax loss and negative basis	Post-employment benefit obligations	Employee benefits	Provisions	Property plant and equipment	Unrealized income with derivatives	Leases	Intangible	Unregistered credits	Others	Total

Balance as of January 1, 2021	3,503,692	200,461	60,209	996,530	399,537	—	—	—	(2,318,998)	2,372,324	5,213,755
Credited / charged from income for the year	565,197	(12,737)	101,836	93,396	(433,371)	—	—	—	(163,890)	(1,642,143)	(1,491,712)
Other comprehensive results	—	(27,642)	—	—	—	—	—	—	(147)	20,035	(7,754)
Recognized in shareholders' equity	5,878	—	—	68	—	—	—	—	—	4,267	10,213
Business combination	44	—	—	(10,129)	(19,513)	—	—	—	—	—	(29,598)
Foreign exchange differences	—	—	—	—	—	—	—	—	—	1,213,324	1,213,324
Transference	(1,707,104)	—	(13,707)	(390,893)	53,347	—	189,890	111,590	2,483,035	57,027	783,185
Balance as of December 31, 2021	2,367,707	160,082	148,338	688,972	—	—	189,890	111,590	—	2,024,834	5,691,413
Credited / charged from income for the year	686,503	(7,709)	58,975	233,554	—	674,554	(21,928)	7,470	—	299,687	1,931,106
Recognized in shareholders' equity	—	—	—	—	—	—	—	—	—	(13,071)	(13,071)
Foreign exchange differences	—	—	—	—	—	—	—	—	—	34,029	34,029
Balance as of December 31, 2022	3,054,210	152,373	207,313	922,526	—	674,554	167,962	119,060	—	2,345,479	7,643,477

Liabilities:
	Effects on the formation of joint venture	Post-employment obligation	Intangible	Unrealized income with derivatives	Property, plant and equipment	Lease	Debt fair value adjustment	Provisions	Others	Total
Balance as of January 1, 2021	(1,135,036)	—	(3,603,568)	(2,206,216)	—	(25,459)	526,002	—	(560,369)	(7,004,646)
Credited / charged from income for the year	466,528	—	51,732	1,063,297	—	456,858	(653,320)	—	126,479	1,511,574
Other comprehensive results	—	—	—	108,546	—	230	—	—	(127,076)	(18,300)
Business combination	—	—	—	—	—	—	—	—	(163,284)	(163,284)
Transference	65,835	—	59,491	6,315	(350,110)	(434,848)	1,144	(11,427)	(119,585)	(783,185)
Balance as of December 31, 2021	(602,673)	—	(3,492,345)	(1,028,058)	(350,110)	(3,219)	(126,174)	(11,427)	(843,835)	(6,457,841)
Credited / charged from income for the year	496,419	(4,594)	369,455	807,391	(51,816)	(8,578)	(355,946)	(67,665)	(1,784,407)	(599,741)
Other comprehensive results	—	—	—	(5,576)	—	—	—	—	(1,469)	(7,045)
Business combination (Note 8.3)	—	—	(1,363,321)	—	—	—	(66,606)	—	(144,167)	(1,574,094)
Balance as of December 31, 2022	(106,254)	(4,594)	(4,486,211)	(226,243)	(401,926)	(11,797)	(548,726)	(79,092)	(2,773,878)	(8,638,721)
Total deferred taxes recognized										(995,244)

Schedule of estimate of tax credit realization
December 31, 2022
within 1 year	273,887
1 to 2 years	216,750
2 to 3 years	644,339
3 to 4 years	623,869
4 to 5 years	982,785
5 to 8 years	1,119,631
8 to 10 years	612,863
Total	4,474,124